CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 $ / shares
Accounts receivable, net of allowance for doubtful accounts	¥ 234,794		¥ 552,542
Prepayments and other current assets, net of allowance for doubtful accounts	22,738,176		5,655,941
Accounts payable	165,947,326	$ 24,060,101	39,895,562
Other taxes payable	1,651,041	239,378	1,508,277
Advances from customers	17,727,516	2,570,248	18,984,340
Amounts due to intercompany	21,159,559	3,067,848	23,790,959
Refund of game points	169,998,682	24,647,492	169,998,682
Convertible notes	60,984,058	8,841,857	92,848,377
Interest payable	2,130,283	308,862	937,328
Accrued expenses and other current liabilities	66,973,577	9,710,256	140,199,581
Current portion of operating lease liabilities	5,792,931	839,896	4,306,738
Non-current portion of operating lease liabilities	7,405,805	$ 1,073,741	2,567,342
Variable interest entity, primary beneficiary
Accounts payable	5,185,040		9,186,474
Other taxes payable	1,404,994		1,407,802
Advances from customers	15,005,074		18,296,128
Amounts due to intercompany	45,408,736		46,608,736
Refund of game points	169,998,682		169,998,682
Convertible notes	0		0
Interest payable	0		0
Accrued expenses and other current liabilities	35,450,947		35,719,940
Current portion of operating lease liabilities	485,665		574,607
Non-current portion of operating lease liabilities	¥ 0		¥ 370,877
Class A ordinary shares
Ordinary shares, par value | $ / shares		$ 0.01		$ 0.01
Ordinary shares, shares authorized | shares	4,300,000,000	4,300,000,000	4,300,000,000
Ordinary shares, shares issued | shares	847,437,583	847,437,583	677,781,251
Ordinary shares, shares outstanding | shares	847,437,583	847,437,583	677,781,251
Class B ordinary shares
Ordinary shares, par value | $ / shares		$ 0.01		$ 0.01
Ordinary shares, shares authorized | shares	600,000,000	600,000,000	600,000,000
Ordinary shares, shares issued | shares	13,607,334	13,607,334	13,607,334
Ordinary shares, shares outstanding | shares	13,607,334	13,607,334	13,607,334